Summary of Activities Regarding Stock Acquisition Rights Plan (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year			18,880,300
Granted			1,915,000
Exercised	1,500	65,200
Forfeited or expired			1,713,500
Outstanding at end of the fiscal year			19,081,800
Exercisable at end of the fiscal year			14,629,300
Weighted average exercise price
Outstanding at beginning of the fiscal year			¥ 3,188
Granted			¥ 933
Exercised
Forfeited or expired			¥ 3,914
Outstanding at end of the fiscal year			¥ 3,124
Exercisable at end of the fiscal year			¥ 3,570
Weighted-average remaining life
Outstanding at end of the fiscal year			5 years 6 months 22 days
Exercisable at end of the fiscal year			4 years 6 months 18 days
Total intrinsic Value
Outstanding at end of the fiscal year			¥ 1,238
Exercisable at end of the fiscal year